INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Additions	$ 13,558	$ 8,180
Dispositions	15,017	9,284
Rental income from investment property	5,700	5,700
Direct operating expense from investment property	$ 2,600	$ 2,500